Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2024 and 2023:

	As of December 31,
	2024		2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$852,500	$11,216	$1,150,000	$39,918
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$4,475,000	$70,554	$3,165,000	$90,696
Total derivative assets		$81,770		$130,614

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	As of December 31,
	2024		2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$1,655,000	$15,440	$3,590,000	$80,840
Total derivative liabilities		$15,440		$80,840
(a)The notional amount is excluded for interest rate contracts which are not yet effective.
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$27,040	$(123,587)	$176,709
Derivative premium and amortization	10,445	9,579	4,777
Income tax effect	(5,420)	14,425	(22,686)
Net gain (loss) on derivatives, net of tax	$32,065	$(99,583)	$158,800

Derivative Instruments, Gain (Loss)
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2024, 2023 and 2022.

	Year Ended December 31,
	2024	2023	2022
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$(34,319)	$(36,721)	$69,336
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	109,373	97,788	17,909
Gain recognized in interest expense	$75,054	$61,067	$87,245